Other Operating Income and Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
15. Other Operating Income and Expense
Visa debit card income	$ 5,045,000	$ 4,237,000	$ 4,145,000
Bank owned life insurance income	397,000	380,000	383,000
Gain (loss) on sale of premises and equipment	105,000	0	(239,000)
Other	2,092,000	1,315,000	1,559,000
Miscellaneous non-interest income	7,639,000	5,932,000	5,848,000
ATM expense	619,000	567,000	579,000
Data processing	643,000	635,000	616,000
Deposit program expense	415,000	426,000	515,000
Dues and subscriptions	588,000	538,000	421,000
FHLB advance prepayment penalty	0	1,100,000	0
Internet banking expense	768,000	729,000	681,000
Office supplies	374,000	538,000	467,000
Telephone	730,000	794,000	802,000
Other	3,737,000	3,217,000	3,893,000
Other	$ 7,874,000	$ 8,544,000	$ 7,974,000